Expenses by nature (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Expenses by nature
Summary of expense by nature

	6 months ended	6 months ended
	June 30,	June 30,
	2021	2020
	£ 000	£ 000
Staff costs excluding share based payments	5,546	3,580
Share based payment expenses	76	—
Software costs	497	271
Depreciation expense	162	134
Depreciation on right of use assets – Property	70	70
Amortization expense	168	117
Consultancy costs	1,501	523
Foreign exchange (losses)/gains	(16)	26
Expense on short term leases	30	36
Research and development components	2,478	1,909
Related party administrative expenses	127	72
Legal costs	2,060	8
Other administrative expenses	1,574	208
Other research and development costs	625	115
	14,898	7,068

	2020	2019
	£ 000	£ 000
Staff costs excluding share based payment expenses	8,445	3,642
Share based payment expenses	96	—
Software costs	579	191
Depreciation expense	279	89
Depreciation on right of use assets – Property	140	171
Amortisation expense	263	70
Consultancy costs	745	518
Foreign exchange gains/(losses)	26	(6)
Expense on short term leases	64	8
Research and development components	2,095	1,933
Related party administrative expenses	144	144
Other administrative expenses	539	929
Other research and development costs	460	163
Total administrative and research and development expenses	13,875	7,851